EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 47,094	$ 46,100	$ 41,327
Disposals, net of additions1	1,284	4,013
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	22,264	25,186
Disposals, net of additions1	(3,063)
Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	7,324	9,819
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	11,095	10,303
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value of publicly traded investments accounted for using equity method	3,319	4,813
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	11,844	9,569
Disposals, net of additions1	2,602
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Disposals, net of additions1	1,117	$ 0
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		50.00%
Disposals, net of additions1	2,367	$ 64
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture		50.00%
Disposals, net of additions1	757	$ 653
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Disposals, net of additions1	2,571	0
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	3,574	2,992
Disposals, net of additions1	74
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	2,261	1,801
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	1,224	956
Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	3,485	$ 2,757
Disposals, net of additions1	$ 1,225
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Bottom of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	25.00%	15.00%
Bottom of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	9.00%	22.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	6.00%	8.00%
Bottom of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	15.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	6.00%
Bottom of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	20.00%
Bottom of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	12.00%
Bottom of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	35.00%	22.00%
Top of range | Real Estate | Core
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Top of range | Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	68.00%	70.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	98.00%	91.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	49.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	31.00%
Top of range | Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	38.00%
Top of range | Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
Top of range | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	82.00%	70.00%
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	64.00%	62.00%
Equity accounted investments	$ 5,927	$ 5,596
Disposals, net of additions1	446
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 485	0
Transitional and Development [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%
Transitional and Development [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 41	$ 251
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	16.00%	13.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	31.00%	31.00%
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,244	$ 946
Utilities [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	8.00%	11.00%
Utilities [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	38.00%	50.00%
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,772	$ 4,724
Transport | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	21.00%
Transport | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	3.00%
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 1,719	$ 3,076
Data [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		45.00%
Data [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		50.00%
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	297	$ 106
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	2,642	2,205
Other [Member] | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 2,261	$ 1,801
Other [Member] | Bottom of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	22.00%	22.00%
Other [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	14.00%	14.00%
Other [Member] | Bottom of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	3.00%	3.00%
Other [Member] | Top of range | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Other [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	70.00%
Other [Member] | Top of range | Renewable Power and Transition
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	65.00%	65.00%
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	$ 932	$ 787
Industrial operations [Member] | Bottom of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	9.00%	24.00%
Industrial operations [Member] | Top of range | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	54.00%	54.00%